Basis of Presentation (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) component $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Depreciation and amortization	$ 141,079	$ 128,199	$ 285,236	$ 240,903
Net (loss) income	(86,304)	215,236	(125,504)	259,088
Net (loss) income attributable to shareholders of Teekay Corporation	(77,809)	$ 65,912	(126,592)	$ 56,148
Service Life [Member] | Restatement Adjustment [Member]
Change in Accounting Estimate [Line Items]
Net (loss) income	(7,300)		(14,600)
Net (loss) income attributable to shareholders of Teekay Corporation	$ (2,400)		$ (4,800)
Earnings per share, basic and diluted (usd per share) | $ / shares	$ 0.03		$ 0.06
Service Life [Member] | Restatement Adjustment [Member] | Vessels [Member]
Change in Accounting Estimate [Line Items]
Depreciation and amortization	$ 7,300		$ 14,600
Teekay Offshore [Member]
Change in Accounting Estimate [Line Items]
Useful life			20 years		25 years
Teekay Offshore [Member] | Shuttle Tankers [Member]
Change in Accounting Estimate [Line Items]
Number of components in segment | component			2